Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions					12 Months Ended
	Apr. 03, 2026	Jan. 01, 2026	Aug. 20, 2020	May 17, 2019	Dec. 31, 2025	Nov. 29, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Nature of Operations [Line Items]
Equity at up	$ 60,000
Percentage of purchase price						15.00%
Number of token			130.0
Price per INX token			$ 0.9
Number of tokens not intend to issue					35.0
Number of created tokens					200.0
Number of tokens in treasury					29.4
Aggregate tokens held					57.9
Percentage of receive pro rata distribution				40.00%
Percentage of discount payment on transaction fees					10.00%
Reserve fund balance					$ 34,325		$ 34,325		$ 34,405
Distributed remaining fund amount					$ 3,120
I.L.S Brokers Ltd. [Member]
Nature of Operations [Line Items]
Consideration								$ 4,450
Subsequent Event [Member]
Nature of Operations [Line Items]
Additional distribution amount		$ 199